Income Taxes - Schedule of Income Tax Provision Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current provision:
Federal	$ (57)	$ (1,112)	$ (68)
State and local	(14)	(309)	268
Foreign	(1,933)	(582)	1,402
Total Current provision	(2,004)	(2,003)	1,602
Deferred expense (benefit):
Federal			8,882
State and local	(47)	(159)	3,552
Foreign	773	(520)	65
Total Deferred expense (benefit)	726	(679)	12,499
Provision for (benefit from) income taxes	$ (1,278)	$ (2,682)	$ 14,101